REVENUE AND EXPENSES (Details 4) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gambling taxes	€ 4,701	€ 4,437	€ 8,440	€ 8,867	€ 7,402
Leases	263	287	596	575	488
Utilities, repairs and maintenance	450	410	793	1,258	285
Professional services and other expenses	24,127	19,426	35,905	28,639	26,320
Listing and transaction costs			45,509
Business e-Mail Compromise Incident (*)	744
Casino license royalties	1,968	1,977	4,024	4,255	2,241
Marketing expenses	37,485	23,158	48,214	35,063	34,429
Total	€ 69,738	€ 49,695	€ 143,481	€ 78,657	€ 71,165